INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
INTANGIBLE ASSETS, NET
Total	¥ 1,772,960		¥ 1,769,639
Less: accumulated amortization	(741,336)		(603,056)
Less: accumulated impairment	(308,948)		(308,948)
Net book value	722,676	$ 103,341	857,635
Software
INTANGIBLE ASSETS, NET
Total	130,975		127,645
Trademarks and domain names
INTANGIBLE ASSETS, NET
Total	1,200,880		1,200,889
Licenses
INTANGIBLE ASSETS, NET
Total	¥ 441,105		¥ 441,105